ROYALTY AGREEMENT (Details) - Cyprus NMC	11 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($)	Jan. 31, 2023 USD ($) $ / T	Jan. 31, 2022 USD ($) $ / T	Jan. 31, 2021 USD ($) $ / T
ROYALTY AGREEMENT
Adjusted threshold price (in dollars per ton) | $ / T		66.29	62.03	58.58
Within a range of not more
ROYALTY AGREEMENT
Period for payments of overriding royalties on product shipments		30 days
Within a range of not less
ROYALTY AGREEMENT
Adjusted threshold price (in dollars per ton) | $ / T		30
Advance royalty threshold | $		$ 500,000	$ 1,034,237	$ 976,765
Forecast [Member] | Within a range of not less
ROYALTY AGREEMENT
Advance royalty threshold | $	$ 1,105,212